Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,910,981.06

Principal:
Principal Collections	$22,627,494.98
Prepayments in Full	$16,487,515.72
Liquidation Proceeds	$702,827.04
Recoveries	$68,280.58
Sub Total	$39,886,118.32
Collections	$42,797,099.38

Purchase Amounts:
Purchase Amounts Related to Principal	$480,997.69
Purchase Amounts Related to Interest	$2,109.54
Sub Total	$483,107.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,280,206.61

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$43,280,206.61
Servicing Fee	$668,586.73	$668,586.73	$0.00	$0.00	$42,611,619.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,611,619.88
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$42,611,619.88
Interest - Class A-3 Notes	$271,843.08	$271,843.08	$0.00	$0.00	$42,339,776.80
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$42,192,218.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,192,218.47
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$42,108,732.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,108,732.39
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$42,039,399.06
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,039,399.06
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$41,941,732.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,941,732.39
Regular Principal Payment	$38,609,358.35	$38,609,358.35	$0.00	$0.00	$3,332,374.04
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,332,374.04
Residuel Released to Depositor	$0.00	$3,332,374.04	$0.00	$0.00	$0.00
Total		$43,280,206.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$38,609,358.35
Total					$38,609,358.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$38,609,358.35	$58.68	$271,843.08	$0.41	$38,881,201.43	$59.09
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$38,609,358.35	$18.93	$669,887.49	$0.33	$39,279,245.84	$19.26

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$453,071,804.97	0.6885590	$414,462,446.62	0.6298821
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$770,131,804.97	0.3775415	$731,522,446.62	0.3586140

Pool Information
Weighted Average APR	4.574%	4.564%
Weighted Average Remaining Term	38.98	38.11
Number of Receivables Outstanding	48,378	47,097
Pool Balance	$802,304,081.20	$761,507,508.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$771,771,592.48	$732,550,285.54
Pool Factor	0.3859171	0.3662935

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$11,422,612.63
Yield Supplement Overcollateralization Amount	$28,957,222.99
Targeted Overcollateralization Amount	$29,985,061.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,985,061.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		156	$497,737.24
(Recoveries)		171	$68,280.58
Net Losses for Current Collection Period			$429,456.66
Cumulative Net Losses Last Collection Period			$10,039,563.07
Cumulative Net Losses for all Collection Periods			$10,469,019.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.64%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.05%	805	$15,607,665.06
61-90 Days Delinquent	0.19%	58	$1,434,966.62
91-120 Days Delinquent	0.05%	17	$416,182.21
Over 120 Days Delinquent	0.21%	78	$1,567,235.00
Total Delinquent Receivables	2.50%	958	$19,026,048.89

Repossession Inventory:
Repossessed in the Current Collection Period		43	$869,511.73
Total Repossessed Inventory		64	$1,359,483.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7306%
Preceding Collection Period			0.5115%
Current Collection Period			0.6591%
Three Month Average			0.6337%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4108%
Preceding Collection Period			0.3762%
Current Collection Period			0.3249%
Three Month Average			0.3706%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer